Salaries and Labor Charges - Schedule of Composition of Salaries and Labor Charges (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Salaries and Labor Charges [Abstract]
Wages payable	R$ 5,672	R$ 6,514	R$ 2,816
Accrued labor benefits	7,186	4,698	3,857
Labor taxes	3,816	3,803	2,220
Total salaries and labor charges	R$ 16,674	R$ 15,015	R$ 8,893